Customer and Supplier Concentrations (Details)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Total revenue [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	23.10%	20.60%
Suppliers Two [Member] | Total purchase [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	12.20%
Customers and suppliers [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	10.00%
Revenue [Member] | Customer Two [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage		39.50%
Revenue [Member] | Customer Two [Member] | Customers and suppliers [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	45.60%
Accounts Receivable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	48.20%
Accounts Receivable [Member] | Customer One [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage		67.70%
Suppliers Two [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	42.20%	11.20%
Accounts Payable [Member] | Suppliers [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	80.50%
Accounts Payable [Member] | Suppliers One [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage		31.30%
Suppliers One [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage		43.40%